Document And Entity Information	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	Offerpad Solutions Inc.
Entity Central Index Key	0001825024
Entity Emerging Growth Company	false
Entity File Number	001-39641
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	433 S. Farmer Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(844)
Local Phone Number	388-4539
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NASDAQ